CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Statement of Cash Flows [Abstract]
Debt Conversion Principal Amount	$ 1,000	$ 7,366
Debt Conversion Accrued Interest	$ 56	$ 1,131